CORE16 Best of Breed Premier Index ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 88.1%

Communication Services — 5.0%
Alphabet, Cl A	37	$13,177
Meta Platforms, Cl A	16	8,907
TKO Group Holdings, Cl A	37	6,727
		28,811
Consumer Discretionary — 4.5%
AutoZone*	3	9,049
Chipotle Mexican Grill, Cl A*	305	11,352
Tesla*	21	6,535
		26,936
Consumer Staples — 6.1%
Archer-Daniels-Midland	114	9,037
Coca-Cola	186	16,291
Monster Beverage*	110	10,602
		35,930
Energy — 4.6%
Cameco	95	8,206
TechnipFMC	147	10,534
Venture Global, Cl A	595	7,961
		26,701
Financials — 1.8%
Morgan Stanley	49	10,311

Health Care — 5.2%
Eli Lilly	8	9,191
Merck	82	10,676
Moderna*	196	10,745
		30,612
Industrials — 29.1%
Argan	17	9,697
Caterpillar	15	12,222
CH Robinson Worldwide	86	12,705
Comfort Systems USA	7	12,108
Cummins	15	9,513
GE Vernova	12	11,883
Generac Holdings*	41	8,082
General Electric	27	9,722
Johnson Controls International	75	10,999
L3Harris Technologies	26	7,204
Parker-Hannifin	7	6,836
Quanta Services	21	14,015
Rockwell Automation	20	9,602
RTX	42	9,039
Southwest Airlines	185	8,319
Sterling Infrastructure*	5	2,984
Waste Management	68	15,405
		170,335
Information Technology — 25.2%
Analog Devices	29	10,655
Apple	37	11,430
Applied Materials	28	14,215
Corning	86	11,889
Intel*	100	9,020
Keysight Technologies*	33	10,530
KLA	82	14,991
Lam Research	65	19,046

Description	Shares	Fair Value

Information Technology — continued
Micron Technology	24	$19,753
Monolithic Power Systems	9	12,834
Nebius Group, Cl A*	16	3,046
NVIDIA	49	9,837
		147,246
Materials — 2.6%
CRH	70	6,651
Freeport-McMoRan, Cl B	142	8,893
		15,544
Utilities — 4.0%
AES	543	7,971
NextEra Energy	109	9,474
NRG Energy	43	5,775
		23,220

Total Common Stock
(Cost $509,823)		515,646

EXCHANGE-TRADED FUND — 10.2%

Domestic Fixed Income — 10.2%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	648	59,409
Total Exchange-Traded Fund
(Cost $59,392)		59,409

Total Investments - 98.3%
(Cost $569,215)		$575,055

Percentages based on Net Assets of $584,988.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company
SPDR — Standard & Poor's Depositary Receipts

COR-QH-001-0300